Unaudited Statement of Changes in Equity - Securitize Holdings, Inc. - USD ($)	Total	Ordinary Shares
Beginning balance at Oct. 17, 2025	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period (in shares)	10,000	10,000
Issuance of common stock	$ 1	$ 1
Ending balance (in shares) at Dec. 31, 2025		10,000
Ending balance at Dec. 31, 2025	1	$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period (in shares)		0
Issuance of common stock	0	$ 0
Ending balance (in shares) at Mar. 31, 2026		10,000
Ending balance at Mar. 31, 2026	$ 1	$ 1